Events occurring after the reporting period	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Events occurring after the reporting period
27.	Events occurring after the reporting period
The Company evaluated further subsequent events for recognition or disclosure through March 22, 2023 and did not identify additional material subsequent events.